UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-06103

Investors Cash Trust

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and Address of Agent for Service)

Date of fiscal year end:	03/31

Date of reporting period:	9/30/2017

ITEM 1.	REPORT TO STOCKHOLDERS

September 30, 2017

Semiannual Report
to Shareholders

Investors Cash Trust
Deutsche Treasury Portfolio

Investment Class

Contents

3 Portfolio Summary

4 Investment Portfolio

7 Statement of Assets and Liabilities

9 Statement of Operations

10 Statements of Changes in Net Assets

11 Financial Highlights

12 Notes to Financial Statements

19 Information About Your Fund's Expenses

21 Other Information

22 Advisory Agreement Board Considerations and Fee Evaluation

26 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit deutschefunds.com. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the fund may have a significant adverse effect on the share prices of all classes of shares of the fund. See the prospectus for specific details regarding the fund's risk profile.

Deutsche Asset Management represents the asset management activities conducted by Deutsche Bank AG or any of its subsidiaries.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Portfolio Summary (Unaudited)

Asset Allocation (As a % of Investment Portfolio)	9/30/17	3/31/17

U.S. Treasury Obligations	100%	100%

Weighted Average Maturity	9/30/17	3/31/17

Investors Cash Trust — Deutsche Treasury Portfolio	38 days	34 days
Treasury Retail Fund Average*	43 days	48 days

* The Fund is compared to its respective iMoneyNet category: Treasury Retail Fund Average includes Treasury Bills, Treasury Notes and Treasury Bonds.

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the fund taking into consideration any available maturity shortening features.

Portfolio holdings and characteristics are subject to change.

For more complete details about the fund's holdings, see page 4. A quarterly Fact Sheet is available on deutschefunds.com or upon request.

Investment Portfolio as of September 30, 2017 (Unaudited)

	Principal Amount ($)	Value ($)

Government & Agency Obligations 94.7%
U.S. Treasury Obligations
U.S. Treasury Bills:
0.958%*, 10/26/2017	5,580,000	5,576,338
0.98%*, 10/19/2017	13,617,000	13,610,416
0.989%*, 12/21/2017	43,920,000	43,823,651
1.01%*, 12/7/2017	5,838,000	5,827,178
1.014%*, 12/7/2017	12,315,000	12,292,080
1.019%*, 12/21/2017	7,025,000	7,009,107
1.029%*, 11/9/2017	7,000,000	6,992,303
1.03%*, 1/4/2018	27,850,000	27,775,368
1.039%*, 11/9/2017	86,050,000	85,954,448
1.04%*, 10/5/2017	4,000,000	3,999,544
1.047%*, 10/5/2017	2,748,000	2,747,742
1.049%*, 12/14/2017	15,000,000	14,968,088
1.054%*, 12/14/2017	100,000,000	99,786,222
1.061%*, 1/2/2018	25,000,000	24,932,446
1.066%*, 11/30/2017	50,000,000	49,912,417
1.126%*, 2/8/2018	28,091,000	27,978,351
1.126%*, 2/15/2018	50,000,000	49,788,601
1.138%*, 2/8/2018	40,000,000	39,837,933
1.152%*, 10/26/2017	150,000,000	149,881,667
1.156%*, 2/8/2018	16,909,000	16,839,391
1.187%*, 10/26/2017	44,026,000	43,990,214
1.257%*, 9/13/2018	10,000,000	9,880,478
U.S. Treasury Floating Rate Notes:
3-month U.S. Treasury Bill Money Market Yield plus 0.070%, 1.123%**, 4/30/2019	15,000,000	15,004,551
3-month U.S. Treasury Bill Money Market Yield plus 0.168%, 1.221%**, 10/31/2017	447,000,000	447,069,069
3-month U.S. Treasury Bill Money Market Yield plus 0.170%, 1.223%**, 10/31/2018	60,000,000	60,006,079
3-month U.S. Treasury Bill Money Market Yield plus 0.174%, 1.227%**, 7/31/2018	60,000,000	60,041,338
3-month U.S. Treasury Bill Money Market Yield plus 0.190%, 1.243%**, 4/30/2018	80,500,000	80,560,105
3-month U.S. Treasury Bill Money Market Yield plus 0.272%, 1.325%**, 1/31/2018	190,000,000	190,164,658
U.S. Treasury Notes:
0.75%, 2/28/2018	50,000,000	49,921,981
0.875%, 10/15/2017	108,174,000	108,166,121
0.875%, 11/30/2017	50,000,000	49,987,533

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,804,325,418)	94.7	1,804,325,418
Other Assets and Liabilities, Net	5.3	101,638,883
Net Assets	100.0	1,905,964,301

* Annualized yield at time of purchase; not a coupon rate.

** Floating rate security. These securities are shown at their current rate as of September 30, 2017.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of September 30, 2017 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Government & Agency Obligations (a)	$ —	$ 1,804,325,418	$ —	$ 1,804,325,418
Total	$ —	$ 1,804,325,418	$ —	$ 1,804,325,418

There have been no transfers between fair value measurement levels during the period ended September 30, 2017.

(a) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

as of September 30, 2017 (Unaudited)
Assets
Investments in securities, valued at amortized cost	$ 1,804,325,418
Cash	57,765
Receivable for investments sold	100,400,999
Receivable for Fund shares sold	59,910
Interest receivable	2,415,962
Due from Advisor	66,752
Other assets	43,470
Total assets	1,907,370,276
Liabilities
Payable for Fund shares redeemed	25,181
Distributions payable	868,703
Accrued management fee	2,084
Accrued Trustees' fees	35,445
Other accrued expenses and payables	474,562
Total liabilities	1,405,975
Net assets, at value	$ 1,905,964,301
Net Assets Consist of
Undistributed net investment income	50,931
Accumulated net realized gain (loss)	(27,693)
Paid-in capital	1,905,941,063
Net assets, at value	$ 1,905,964,301
Net Asset Value
Capital Shares Net Asset Value, offering and redemption price per share ($39,724 ÷ 39,722 outstanding shares of capital stock, no par value, unlimited number of shares authorized)	$ 1.00
Institutional Shares Net Asset Value, offering and redemption price per share ($1,680,657,217 ÷ 1,680,611,418 outstanding shares of capital stock, no par value, unlimited number of shares authorized)	$ 1.00
Investment Class Net Asset Value, offering and redemption price per share ($115,973,563 ÷ 115,970,403 outstanding shares of capital stock, no par value, unlimited number of shares authorized)	$ 1.00

Deutsche U.S. Treasury Money Fund Class S

Net Asset Value, offering and redemption price per share ($109,293,797 ÷ 109,290,821 outstanding shares of capital stock, no par value, unlimited number of shares authorized)

$ 1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations

for the six months ended September 30, 2017 (Unaudited)
Investment Income
Income: Interest	$ 8,706,058
Expenses: Management fee	460,335
Administration fee	920,671
Services to shareholders	348,924
Distribution and service fees	597,079
Custodian fee	10,715
Professional fees	66,488
Reports to shareholders	49,732
Registration fees	52,222
Trustees' fees and expenses	62,434
Other	82,506
Total expenses before expense reductions	2,651,106
Expense reductions	(701,527)
Total expenses after expense reductions	1,949,579
Net investment income	6,756,479
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	(27,693)
Net increase (decrease) in net assets resulting from operations	$ 6,728,786

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017

Operations: Net investment income	$ 6,756,479	$ 6,529,758
Net realized gain (loss)	(27,693)	318,897
Net increase (decrease) in net assets resulting from operations	6,728,786	6,848,655
Distributions to shareholders from: Net investment income: Capital Shares	(157)	(25,940)
Institutional Shares	(6,172,533)	(6,251,267)
Investment Class	(184,864)	(47,187)
Deutsche U.S. Treasury Money Fund Class S	(398,858)	(205,525)
Net realized gains: Capital Shares	—	(1)
Institutional Shares	—	(253,593)
Investment Class	—	(20,990)
Deutsche U.S. Treasury Money Fund Class S	—	(13,416)
Total distributions	(6,756,412)	(6,817,919)
Fund share transactions: Proceeds from shares sold	3,768,480,394	11,826,613,249
Reinvestment of distributions	1,828,943	2,487,428
Payments for shares redeemed	(4,290,231,758)	(12,519,640,750)
Net increase (decrease) in net assets from Fund share transactions	(519,922,421)	(690,540,073)
Increase (decrease) in net assets	(519,950,047)	(690,509,337)
Net assets at beginning of period	2,425,914,348	3,116,423,685
Net assets at end of period (including undistributed net investment income of $50,931 and $50,864, respectively)	$ 1,905,964,301	$ 2,425,914,348

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Investment Class
Six Months Ended 9/30/17 (Unaudited)		Years Ended March 31,
		2017	2016	2015	2014	2013
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income (loss) from investment operations: Net investment income	.002	.000***	.000***	.000***	.000***	.000***
Net realized and unrealized gain (loss)	(.000)***	.000***	.000***	.000***	(.000)***	(.000)***
Total from investment operations	.002	.000***	.000***	.000***	.000***	.000***
Less distributions from: Net investment income	(.002)	(.000)***	(.000)***	(.000)***	(.000)***	(.000)***
Net realized gains	—	(.000)***	(.000)***	—	—	—
Total distributions	(.002)	(.000)***	(.000)***	(.000)***	(.000)***	(.000)***
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[a]	.15**	.03	.01	.01	.01	.01
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	116	129	538	512	691	625
Ratio of expenses before expense reductions (%)	.67*	.59	.59	.57	.58	.57
Ratio of expenses after expense reductions (%)	.64*	.34	.12	.04	.06	.15
Ratio of net investment income (%)	.31*	.02	.01	.01	.01	.01
[a] Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized *** Amount is less than $.0005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Investors Cash Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

Deutsche Treasury Portfolio (the "Fund") is a diversified series of the Trust that offers multiple classes of shares that include Capital Shares, Institutional Shares, Investment Class and Deutsche U.S. Treasury Money Fund Class S. Certain detailed financial information for Capital Shares, Institutional Shares and Deutsche U.S. Treasury Money Fund Class S is provided separately and is available upon request.

Investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

The Fund has reviewed the tax positions for the open tax years as of March 31, 2017 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no book-to-tax differences for the Fund.

At September 30, 2017, the aggregate cost of investments for federal income tax purposes was $1,804,325,418.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee of 0.05% of the Fund's average daily net assets.

For the period from April 1, 2017 through September 30, 2018, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of the Institutional Shares at 0.25% and Capital Shares at 0.20%.

The Advisor has voluntarily agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of the Investment Class at 0.67%, Institutional Shares at 0.18% and Deutsche U.S. Treasury Money Market Fund Class S at 0.20%. This voluntary waiver or reimbursement may be terminated at any time at the option of the Advisor.

For the period from April 1, 2017 through May 17, 2017, the Advisor had voluntarily agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of Capital Shares at 0.10%.

Effective May 18, 2017, the Advisor has voluntarily agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of Capital Shares at 0.18%. This voluntary waiver or reimbursement may be terminated at any time at the option of the Advisor.

In addition, the Advisor has agreed to voluntarily waive additional expenses. This voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses for Investment Class.

Accordingly, for the six months ended September 30, 2017, the fee pursuant to the Investment Management Agreement aggregated $460,335, of which $249,185 was waived, resulting in an annualized rate of 0.02% of the Fund's average daily net assets.

In addition, for the six months ended September 30, 2017, the Advisor reimbursed $8,358 of other expenses.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended September 30, 2017, the Administration Fee was $920,671, of which $147,372 is unpaid.

Service Provider Fees. Deutsche AM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended September 30, 2017, the amounts charged to the Fund by DSC were as follows:

Services to Shareholders	Total Aggregated	Waived	Unpaid at September 30, 2017
Capital Shares	$ 14	$ 14	$ —
Institutional Shares	150,292	150,292	—
Investment Shares	90,218	—	55,645
Deutsche U.S. Treasury Money Fund Class S	54,964	54,964	—
	$ 295,488	$ 205,270	$ 55,645

Distribution and Service Fees. Under the Fund's Investment Class 12b-1 Plan, Deutsche AM Distributors, Inc., ("DDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.25% of average daily net assets of Investment Class. For the six months ended September 30, 2017, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at September 30, 2017
Investment Class	$ 151,181	$ 23,883

In addition, DDI provides information and administrative services for a fee ("Service Fee") at an annual rate of 0.05% of average daily net assets for the Institutional Shares and 0.07% of average daily net assets for the Investment Class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of the shareholder accounts the firms service. For the six months ended September 30, 2017, the Service Fee was as follows:

Service Fee	Total Aggregated	Waived	Unpaid at September 30, 2017	Effective Annualized Rate
Institutional Shares	$ 403,568	$ 238,714	$ 61,063.02%
Investment Class	42,330	—	6,687.07%
	$ 445,898	$ 238,714	$ 67,750

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended September 30, 2017, the amount charged to the Fund by DIMA included in the Statement of Operations under "Reports to shareholders" aggregated $18,886, of which $16,882 is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

C. Concentration of Ownership

From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At September 30, 2017, there was one shareholder account that held approximately 40% of the outstanding shares of the Fund.

D. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at September 30, 2017.

E. Fund Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended September 30, 2017		Year Ended March 31, 2017
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Shares	—	$ —	121,479,526	$ 121,479,526
Institutional Shares	3,646,587,290	3,646,587,290	10,965,130,883	10,965,130,883
Investment Class	105,562,536	105,562,536	669,782,395	669,782,395
Deutsche U.S. Treasury Money Fund Class S	16,330,568	16,330,568	70,216,165	70,216,165
Account Maintenance Fees		—		4,280
		$ 3,768,480,394		$ 11,826,613,249
Shares issued to shareholders in reinvestment of distributions
Capital Shares	156	$ 156	23,610	$ 23,610
Institutional Shares	1,319,378	1,319,378	2,197,896	2,197,896
Investment Class	124,997	124,997	51,115	51,115
Deutsche U.S. Treasury Money Fund Class S	384,412	384,412	214,807	214,807
		$ 1,828,943		$ 2,487,428
Shares redeemed
Capital Shares	—	$ —	(121,473,573)	$ (121,473,573)
Institutional Shares	(4,159,093,659)	(4,159,093,659)	(11,263,164,897)	(11,263,164,897)
Investment Class	(118,722,396)	(118,722,396)	(1,078,508,070)	(1,078,508,070)
Deutsche U.S. Treasury Money Fund Class S	(12,415,703)	(12,415,703)	(56,494,210)	(56,494,210)
		$ (4,290,231,758)		$ (12,519,640,750)
Net increase (decrease)
Capital Shares	156	$ 156	29,563	$ 29,563
Institutional Shares	(511,186,991)	(511,186,991)	(295,836,118)	(295,836,118)
Investment Class	(13,034,863)	(13,034,863)	(408,674,560)	(408,674,560)
Deutsche U.S. Treasury Money Fund Class S	4,299,277	4,299,277	13,936,762	13,936,762
Account Maintenance Fees		—		4,280
		$ (519,922,421)		$ (690,540,073)

Information About Your Fund's Expenses

As an investor, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund's Investment Class limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (April 1, 2017 to September 30, 2017).

The tables illustrate the Fund's expenses in two ways:

— Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

— Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended September 30, 2017 (Unaudited)
Actual Fund Return	Investment Class
Beginning Account Value 4/1/17	$ 1,000.00
Ending Account Value 9/30/17	$ 1,001.53
Expenses Paid per $1,000*	$ 3.26
Hypothetical 5% Fund Return
Beginning Account Value 4/1/17	$ 1,000.00
Ending Account Value 9/30/17	$ 1,021.81
Expenses Paid per $1,000*	$ 3.29
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 183 (the number of days in the most recent six-month period), then divided by 365.
Annualized Expense Ratio
Investment Class	.65%

For more information, please refer to the Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Other Information

Proxy Voting

The Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the Fund's current prospectus for more information.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the "Board" or "Trustees") approved the renewal of Deutsche Treasury Portfolio’s (the "Fund") investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2017.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the "Independent Trustees").

— The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the "Fee Consultant"). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

— The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG’s ("Deutsche Bank") Asset Management ("Deutsche AM") division. Deutsche AM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying "Funds in Review" (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one- and three-year periods ended December 31, 2016, the Fund’s gross performance (Institutional Shares) was in the 3rd quartile and 2nd quartile, respectively, of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. ("Broadridge") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (2nd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2016). Based on Broadridge data provided as of December 31, 2016, the Board noted that the Fund’s total (net) operating expenses were higher than the median of the applicable Broadridge expense universe for Investment Class Shares (4th quartile) and Deutsche U.S. Treasury Money Fund Class S shares (4th quartile) and lower than the median of the applicable Broadridge expense universe for Institutional Shares (1st quartile) and Capital Shares (2nd quartile). The Board noted the expense limitations agreed to by DIMA. The Board also noted the voluntary fee waivers implemented by DIMA to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to a comparable Deutsche U.S. registered fund ("Deutsche Funds") and considered differences between the Fund and the comparable Deutsche Fund. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors ("Deutsche Europe funds") managed by Deutsche AM. The Board noted that DIMA indicated that Deutsche AM does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. In this regard, the Board observed that while the Fund’s current investment management fee schedule does not include breakpoints, the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Privacy Statement

FACTS	What Does Deutsche Asset Management Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share can include:

— Social Security number

— Account balances

— Purchase and transaction history

— Bank account information

— Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons Deutsche Asset Management chooses to share and whether you can limit this sharing.
Reasons we can share your personal information	Does Deutsche Asset Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@db.com

Who we are
Who is providing this notice?	Deutsche AM Distributors, Inc; Deutsche Investment Management Americas Inc.; Deutsche AM Investor Services, Inc.; Deutsche AM Trust Company; the Deutsche Funds
What we do
How does Deutsche Asset Management protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Deutsche Asset Management collect my personal information?

We collect your personal information, for example, when you:

— open an account

— give us your contact information

— provide bank account information for ACH or wire transactions

— tell us where to send money

— seek advice about your investments

Why can't I limit all sharing?

Federal law gives you the right to limit only

— sharing for affiliates' everyday business purposes — information about your creditworthiness

— affiliates from using your information to market to you

— sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt.
Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies.

Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset Management does not jointly market.
Rev. 05/2017

Notes

Notes

Notes

Notes

Notes

Notes

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, Deutsche Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Treasury Portfolio (Investment Class), a series of Investors Cash Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	11/29/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	11/29/2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	11/29/2017